CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Current assets:
Cash and cash equivalents	$ 229,095	$ 207,834
Time deposits with maturities over three months	42,368	49,650
Restricted cash	27,592	25,337
Accounts receivable, net of allowance for doubtful accounts of $34,259 and $42,471 as of June 30, 2015 and 2016, respectively	237,179	252,538
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $8,850 and $6,383 as of June 30, 2015 and 2016, respectively	189,928	165,337
Other receivables, net of allowance for doubtful accounts of $638 and $1,302 as of June 30, 2015 and 2016, respectively	13,358	12,471
Advances to suppliers	11,661	15,286
Amounts due from related parties	28,012	39,077
Inventories	36,401	34,706
Prepaid expenses	569	594
Income tax recoverable	4,488	596
Deferred tax assets	6,659	3,214
Total current assets	827,310	806,640
Non-current assets:
Restricted cash	402	3,994
Prepaid expenses	13	13
Property, plant and equipment, net	79,938	80,222
Prepaid land leases	10,773	11,649
Acquired intangible assets, net	856	1,693
Investments in equity investees	18,714	12,512
Investments in cost investees	4,108	4,464
Goodwill	59,847	59,918
Deferred tax assets	2,195	2,581
Total non-current assets	176,846	177,046
Total assets	1,004,156	983,686
Current liabilities:
Short-term bank loans	3,051	16,295
Current portion of long-term loans	6,833	14,111
Accounts payable	106,833	105,292
Construction costs payable	647	1,159
Deferred revenue	82,004	138,587
Accrued payroll and related expenses	13,193	11,982
Income tax payable	4,917	5,732
Warranty liabilities	6,782	7,310
Other tax payables	18,069	20,147
Accrued liabilities	44,439	31,299
Amounts due to related parties	1,645	1,713
Deferred tax liabilities	8,913	5,888
Current portion of acquisition-related consideration	0	15,081
Total current liabilities	297,326	374,596
Long-term loans	20,508	20,551
Deferred tax liabilities	59	77
Warranty liabilities	3,578	3,077
Total non-current liabilities	24,145	23,705
Total liabilities	321,471	398,301
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 58,358,521 and 59,598,099 shares issued and outstanding as of June 30, 2015 and 2016, respectively	60	58
Additional paid-in capital	215,403	192,768
Statutory reserves	36,533	30,248
Retained earnings	430,627	318,441
Accumulated other comprehensive income	(8,467)	37,585
Total Hollysys Automation Technologies Ltd. stockholders’ equity	674,156	579,100
Noncontrolling interests	8,529	6,285
Total equity	682,685	585,385
Total liabilities and equity	$ 1,004,156	$ 983,686